Schedule of General and Administrative Expenses (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total General and administrative expense	₪ 27,206	₪ 8,593	[1]	₪ 12,073	[1]
Payroll And Associated Expenses [Member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	8,673	5,207		6,655
Consulting and Professional Expenses [Member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	4,686	1,183		2,889
Directors including Share Based Payment [Member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	567	329		236
Insurance [Member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	2,661	395		181
Rent and Maintenance [Member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	2,837	395		750
Provision for Doubtful Debts [Member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense				550
Fees [Member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	337	172		176
Depreciation [Member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	2,931	691		294
Other [Member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	₪ 4,514	₪ 221		₪ 342

[1]	Reclassified